Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010 IPAYMENT, INC. [Member]	Dec. 31, 2009 IPAYMENT, INC. [Member]	Sep. 30, 2011 IPAYMENT, INC. [Member] Successor [Member]	Dec. 31, 2010 IPAYMENT, INC. [Member] Predecessor [Member]	Dec. 31, 2010 IPAYMENT HOLDINGS, INC. [Member]	Dec. 31, 2009 IPAYMENT HOLDINGS, INC. [Member]	Sep. 30, 2011 IPAYMENT HOLDINGS, INC. [Member] Successor [Member]	Dec. 31, 2010 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]
ASSETS
Cash and cash equivalents	$ 1	$ 2	$ 773	$ 1	$ 1	$ 2	$ 773	$ 1
Accounts receivable, net of allowance for doubtful accounts	27,542	25,077	24,489	27,542	27,542	25,077	24,489	27,542
Prepaid expenses and other current assets	1,191	1,463	1,929	1,191	1,191	1,463	1,929	1,191
Investment in merchant advances, net of allowance for doubtful accounts
Income taxes receivable			1,823				3,262
Deferred tax assets	2,073	2,353		2,073	2,073	2,353		2,073
Total current assets	30,807	28,895	29,014	30,807	30,807	28,895	30,453	30,807
Restricted cash	556	680	549	556	556	680	549	556
Property and equipment, net	4,766	4,673	6,319	4,766	4,766	4,673	6,319	4,766
Intangible assets and other, net of accumulated amortization	156,734	163,774	274,013	156,734	156,734	163,774	274,013	156,734
Goodwill	527,978	527,978	683,560	527,978	527,978	527,978	684,268	527,978
Deferred tax assets, net	4,324	8,219		4,324	4,324	8,219		4,324
Other assets, net	10,464	11,147	25,883	10,464	10,464	11,147	28,994	10,464
Total assets	735,629	745,366	1,019,338	735,629	735,629	745,366	1,024,596	735,629
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	3,265	4,132	2,467	3,265	3,265	4,132	2,467	3,265
Income taxes payable	11,818	8,529		11,818	11,818	8,529		11,818
Accrued interest payable	2,573	2,735	17,838	2,573	2,573	2,735	25,338	2,573
Accrued liabilities and other	17,060	20,100	15,569	17,060	17,060	20,100	15,569	17,060
Current portion of long-term debt	5,823			5,823	5,823			5,823
Total current liabilities	40,539	35,496	35,874	40,539	40,539	35,496	43,374	40,539
Deferred tax liabilities, net			44,862				44,862
Long-term debt	619,144	651,519	772,229	619,144	619,144	651,519	896,125	619,144
Other liabilities	3,505	15,213	2,520	3,505	3,505	15,213	2,520	3,505
Total liabilities	663,188	702,228	855,485	663,188	663,188	702,228	986,881	663,188
Commitments and contingencies
Equity
Common stock	20,055	20,055	167,756	20,055	20,055	20,055	47,127	20,055
Accumulated other comprehensive loss, net of tax benefits		(7,475)				(7,475)
(Deficit) retained earnings	52,386	30,558	(3,903)	52,386	52,386	30,558	(9,412)	52,386
Total stockholder's equity	72,441	43,138	163,853	72,441	72,441	43,138	37,715	72,441
Total liabilities and stockholder's equity	$ 735,629	$ 745,366	$ 1,019,338	$ 735,629	$ 735,629	$ 745,366	$ 1,024,596	$ 735,629